Fair Value (Details) - Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Assets:
Marketable securities	¥ 19,383	¥ 14,383
Derivatives	55	282
Total assets:	19,438	14,665
Liabilities:
Derivatives	2,062	271
Level 1
Assets:
Marketable securities	19,053	14,383
Derivatives	47
Total assets:	19,100	14,383
Liabilities:
Derivatives	324	239
Level 2
Assets:
Marketable securities	330
Derivatives	8	282
Total assets:	338	282
Liabilities:
Derivatives	¥ 1,738	¥ 32